CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Income before taxation for the period		$ 5,975	$ 8,959	$ 7,404	$ 14,934	$ 18,447
Adjustment for:
– Interest expense (net)		515	636	619	1,151	1,195
Depreciation, depletion and amortisation	[1],[2]	6,670	5,441	7,555	12,111	13,436
– Exploration well write-offs		206	28	269	234	823
– Net (gains)/losses on sale and revaluation of non-current assets and businesses		(128)	127	(143)	(1)	(154)
– Share of (profit)/loss of joint ventures and associates		(712)	(615)	(898)	(1,327)	(2,216)
– Dividends received from joint ventures and associates	[1]	2,361	523	792	2,884	1,530
– (Increase)/decrease in inventories		(27)	854	(954)	827	(1,562)
– (Increase)/decrease in current receivables		3,635	(2,610)	1,965	1,025	1,770
– Increase/(decrease) in current payables		(3,994)	(907)	(1,269)	(4,901)	(3,218)
– Derivative financial instruments		626	(244)	253	381	1,638
– Retirement benefits		(17)	(100)	(332)	(118)	(392)
– Decommissioning and other provisions		(425)	(480)	(332)	(906)	(931)
– Other	[1]	684	570	2,027	1,254	2,536
Tax paid		(3,432)	(2,900)	(3,448)	(6,331)	(6,064)
Cash flow from operating activities		11,937	9,281	13,508	21,218	26,838
Capital expenditure		(5,393)	(3,748)	(4,445)	(9,141)	(8,424)
Investments in joint ventures and associates		(406)	(413)	(261)	(819)	(761)
Investments in equity securities		(17)	(15)	(13)	(32)	(25)
Cash capital expenditure		(5,817)	(4,175)	(4,719)	(9,993)	(9,211)
Proceeds from sale of property, plant and equipment and businesses	[1]	(57)	559	710	502	1,033
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans		1	33	57	34	190
Proceeds from sale of equity securities		19	5	2	24	570
Interest received		508	508	648	1,016	1,224
Other investing cash inflows		360	506	883	866	1,740
Other investing cash outflows		(420)	(1,394)	(920)	(1,814)	(2,414)
Cash flow from investing activities		(5,406)	(3,959)	(3,338)	(9,365)	(6,866)
Net increase/(decrease) in debt with maturity period within three months		(208)	80	(179)	(127)	(286)
Other debt:
– New borrowings		180	139	132	319	299
– Repayments		(4,075)	(2,514)	(4,154)	(6,589)	(5,686)
Interest paid		(1,212)	(846)	(1,287)	(2,059)	(2,198)
Derivative financial instruments		896	326	(115)	1,222	(412)
Change in non-controlling interest		0	(25)	(1)	(25)	(5)
Cash dividends paid to:
– Shell plc shareholders		(2,122)	(2,179)	(2,177)	(4,300)	(4,387)
– Non-controlling interest		(27)	(86)	(82)	(113)	(150)
Repurchases of shares		(3,533)	(3,311)	(3,958)	(6,844)	(6,782)
Shares held in trust: net sales/(purchases) and dividends received		(5)	(768)	(24)	(773)	(486)
Cash flow from financing activities		(10,106)	(9,183)	(11,846)	(19,289)	(20,094)
Effects of exchange rate changes on cash and cash equivalents		655	353	(126)	1,008	(505)
Increase/(decrease) in cash and cash equivalents		(2,919)	(3,509)	(1,801)	(6,428)	(627)
Cash and cash equivalents at beginning of period		35,601	39,110	39,949	39,110	38,774
Cash and cash equivalents at end of period		$ 32,682	$ 35,601	$ 38,148	$ 32,682	$ 38,148

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[2]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]